Note 18 - Borrowings - Schedule of Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2020
Statement Line Items [Line Items]
Total Borrowings	$ 5,537	$ 8,167	$ 8,648
Less: Borrowings, current portion	(190)	(159)	(159)
Total Borrowings, net of current portion	5,347	8,008	8,489
Loan from lessor [member]
Statement Line Items [Line Items]
Total Borrowings	737	815	1,022	$ 1,300
EIB loan [member]
Statement Line Items [Line Items]
Total Borrowings	$ 4,800	$ 7,352	$ 7,626